LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Details 3) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Unsecured residual values	[1]	$ 56,451	$ 64,614
Machinery [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Unsecured residual values	[1]	8,627	41,244
Automobile [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Unsecured residual values	[1]	26,841	4,264
Furniture and fixtures [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Unsecured residual values	[1]	62	45
Technology [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Unsecured residual values	[1]	$ 20,921	$ 19,061

[1]	The unsecured residual value is the part of the residual value of the leased asset, whose realization is not secured or is secured by a third party related to the lessor.